Condensed Consolidating Financial Information	3 Months Ended
Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Financial Information
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Separate condensed consolidating financial information for our subsidiary guarantors and non-guarantors of our 6.875% Notes, our 6.375% Notes and our 6.000% Notes (collectively, the "Notes") is presented below. Each of these notes is fully and unconditionally guaranteed, on a joint and several basis, by certain of our current and future domestic restricted subsidiaries, all of which are 100% owned by us. The non-guarantors primarily represent special purpose entities, tax holding companies, our less significant operating subsidiaries and our less than wholly owned subsidiaries.

On June 25, 2018, the Company issued $700.0 million aggregate principal amount of 6.000% senior notes due 2026 (the "6.000% Notes"). The 6.000% Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by certain of our current and future domestic restricted subsidiaries. With the exception of one subsidiary, the guarantors of the 6.000% Notes are the same as for our 6.375% Notes and 6.875% Notes. The non-guarantors primarily represent our special purpose entities, tax holding companies, our less significant operating subsidiaries and our less than wholly owned subsidiaries.

The tables below present the condensed consolidating balance sheets as of March 31, 2018 and December 31, 2017, the condensed consolidating statements of operations for the three months ended March 31, 2018 and 2017, and the condensed consolidating statements of cash flows for the three months ended March 31, 2018 and 2017. These tables reflect the impact of the adoption of the Revenue Standard and Update 2016-18 (see Note 2, Summary of Significant Accounting Policies).

Condensed Consolidating Balance Sheets

	March 31, 2018
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Assets
Cash and cash equivalents	$(2)	$176,844	$—	$2,864	$—	$—	$179,706
Restricted cash	—	14,201	—	11,593	—	—	25,794
Other current assets	75,855	16,146	234	2,835	—	1,057	96,127
Property and equipment, net	84,327	2,401,519	—	26,867	—	—	2,512,713
Investments in subsidiaries	5,007,912	5,996	—	1,106	—	(5,015,014)	—
Intercompany receivable	—	1,715,185	373,718	—	—	(2,088,903)	—
Other assets, net	15,092	31,465	—	38,193	—	—	84,750
Intangible assets, net	—	818,258	—	24,059	—	—	842,317
Goodwill, net	—	887,442	—	782	—	—	888,224
Total assets	$5,183,184	$6,067,056	$373,952	$108,299	$—	$(7,102,860)	$4,629,631

Liabilities and Stockholders' Equity
Current maturities of long-term debt	$23,895	$86	$—	$—	$—	$—	$23,981
Other current liabilities	131,270	206,411	—	19,348	—	705	357,734
Intercompany payable	1,035,428	—	—	1,052,846	—	(2,088,274)	—
Long-term debt, net of current maturities and debt issuance costs	2,968,854	369	—	—	—	—	2,969,223
Other long-term liabilities	(93,825)	264,485	900	(10,429)	—	—	161,131

Total stockholders' equity (deficit)	1,117,562	5,595,705	373,052	(953,466)	—	(5,015,291)	1,117,562
Total liabilities and stockholders' equity	$5,183,184	$6,067,056	$373,952	$108,299	$—	$(7,102,860)	$4,629,631

*Subsidiary is 100% owned guarantor of the 6.375% Notes and 6.875% Notes and is a 100% owned non-guarantor of the 6.000% Notes.

Condensed Consolidating Balance Sheets - continued

	December 31, 2017
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Assets
Cash and cash equivalents	$347	$199,574	$—	$3,183	$—	$—	$203,104
Restricted cash	—	14,389	—	9,786	—	—	24,175
Other current assets	78,226	20,687	234	2,782	—	(545)	101,384
Property and equipment, net	88,464	2,424,361	—	26,961	—	—	2,539,786
Investments in subsidiaries	4,913,592	—	—	18,097	—	(4,931,689)	—
Intercompany receivable	—	1,560,841	373,718	—	—	(1,934,559)	—
Other assets, net	14,725	33,369	—	38,217	—	—	86,311
Intangible assets, net	—	818,887	—	24,059	—	—	842,946
Goodwill, net	—	887,442	—	782	—	—	888,224
Total assets	$5,095,354	$5,959,550	$373,952	$123,867	$—	$(6,866,793)	$4,685,930

Liabilities and Stockholders' Equity
Current maturities of long-term debt	$23,895	$86	$—	$—	$—	$—	$23,981
Other current liabilities	130,030	212,146	—	19,578	—	(264)	361,490
Accumulated losses of subsidiaries in excess of investment	—	73,130	—	—	—	(73,130)	—
Intercompany payable	888,444	—	—	1,046,114	—	(1,934,558)	—
Long-term debt, net of current maturities and debt issuance costs	3,051,481	418	—	—	—	—	3,051,899
Other long-term liabilities	(95,723)	256,584	900	(10,428)	—	—	151,333

Total stockholders' equity (deficit)	1,097,227	5,417,186	373,052	(931,397)	—	(4,858,841)	1,097,227
Total liabilities and stockholders' equity	$5,095,354	$5,959,550	$373,952	$123,867	$—	$(6,866,793)	$4,685,930

*Subsidiary is 100% owned guarantor of the 6.375% Notes and 6.875% Notes and is a 100% owned non-guarantor of the 6.000% Notes.

Condensed Consolidating Statements of Operations

	Three Months Ended March 31, 2018
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Total revenues	$20,841	$600,962	$—	$10,021	$—	$(25,706)	$606,118
Operating costs and expenses
Operating	—	303,833	—	9,630	—	—	313,463
Selling, general and administrative	11	85,721	—	1,862	—	(11)	87,583
Maintenance and utilities	—	27,598	—	328	—	—	27,926
Depreciation and amortization	3,836	46,530	—	910	—	—	51,276
Corporate expense	25,248	3	—	606	—	—	25,857
Project development, preopening and writedowns	1,503	173	—	1,764	—	—	3,440
Other operating items, net	—	1,799	—	—	—	—	1,799
Intercompany expenses	301	25,394	—	—	—	(25,695)	—
Total operating costs and expenses	30,899	491,051	—	15,100	—	(25,706)	511,344
Equity in earnings (losses) of subsidiaries	81,644	(185)	—	—	—	(81,459)	—
Operating income (loss)	71,586	109,726	—	(5,079)	—	(81,459)	94,774
Other expense (income)
Interest expense, net	43,519	277	—	6	—	—	43,802
Loss on early extinguishments of debt	61	—	—	—	—	—	61
Other, net	—	(364)	—	(16)	—	—	(380)
Total other expense (income), net	43,580	(87)	—	(10)	—	—	43,483
Income (loss) before income taxes	28,006	109,813	—	(5,069)	—	(81,459)	51,291
Income tax benefit (provision)	13,393	(24,384)	—	1,099	—	—	(9,892)
Net income (loss)	$41,399	$85,429	$—	$(3,970)	$—	$(81,459)	$41,399
Comprehensive income (loss)	$40,435	$84,465	$—	$(3,970)	$—	$(80,495)	$40,435

*Subsidiary is 100% owned guarantor of the 6.375% Notes and 6.875% Notes and is a 100% owned non-guarantor of the 6.000% Notes.

Condensed Consolidating Statements of Operations - continued

	Three Months Ended March 31, 2017
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Total revenues	$18,710	$604,113	$—	$10,805	$—	$(23,563)	$610,065
Operating costs and expenses
Operating	—	309,430	—	9,573	—	—	319,003
Selling, general and administrative	6	89,601	—	2,012	—	(6)	91,613
Maintenance and utilities	—	26,101	—	298	—	—	26,399
Depreciation and amortization	2,682	50,283	—	999	—	—	53,964
Corporate expense	19,864	364	—	570	—	—	20,798
Project development, preopening and writedowns	1,255	841	38	838	—	—	2,972
Other operating items, net	75	411	—	—	—	—	486
Intercompany expenses	301	23,256	—	—	—	(23,557)	—
Total operating costs and expenses	24,183	500,287	38	14,290	—	(23,563)	515,235
Equity in earnings (losses) of subsidiaries	66,561	(129)	—	—	—	(66,432)	—
Operating income (loss)	61,088	103,697	(38)	(3,485)	—	(66,432)	94,830
Other expense (income)
Interest expense, net	42,839	369	—	6	—	—	43,214
Loss on early extinguishments and modifications of debt	156	—	—	—	—	—	156
Other, net	—	127	—	(16)	—	—	111
Total other expense (income), net	42,995	496	—	(10)	—	—	43,481
Income (loss) from continuing operations before income taxes	18,093	103,201	(38)	(3,475)	—	(66,432)	51,349
Income tax benefit (provision)	17,358	(34,788)	—	1,157	—	—	(16,273)
Income (loss) from continuing operations, net of tax	35,451	68,413	(38)	(2,318)	—	(66,432)	35,076
Income from discontinued operations, net of tax	—	—	375	—	—	—	375
Net income (loss)	$35,451	$68,413	$337	$(2,318)	$—	$(66,432)	$35,451
Comprehensive income (loss)	$36,022	$68,984	$337	$(2,318)	$—	$(67,003)	$36,022

*Subsidiary is 100% owned guarantor of the 6.375% Notes and 6.875% Notes and is a 100% owned non-guarantor of the 6.000% Notes.

Condensed Consolidating Statements of Cash Flows

	Three Months Ended March 31, 2018
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Cash flows from operating activities
Net cash from operating activities	$(19,900)	$144,168	$—	$(5,115)	$—	$(628)	$118,525
Cash flows from investing activities
Capital expenditures	(13,097)	(12,692)	—	(129)	—	—	(25,918)
Net activity with affiliates	—	(154,344)	—	—	—	154,344	—
Other investing activities	(500)	—	—	—	—	—	(500)
Net cash from investing activities	(13,597)	(167,036)	—	(129)	—	154,344	(26,418)
Cash flows from financing activities
Borrowings under bank credit facility	179,600	—	—	—	—	—	179,600
Payments under bank credit facility	(264,403)	—	—	—	—	—	(264,403)
Debt financing costs, net	(9)	—	—	—	—	—	(9)
Net activity with affiliates	146,984	—	—	6,732	—	(153,716)	—
Share-based compensation activities, net	(3,589)	—	—	—	—	—	(3,589)
Shares repurchased and retired	(19,803)	—	—	—	—	—	(19,803)
Dividends paid	(5,632)	—	—	—	—	—	(5,632)
Other financing activities	—	(50)	—	—	—	—	(50)
Net cash from financing activities	33,148	(50)	—	6,732	—	(153,716)	(113,886)
Cash flows from discontinued operations
Cash flows from operating activities	—	—	—	—	—	—	—
Cash flows from investing activities	—	—	—	—	—	—	—
Cash flows from financing activities	—	—	—	—	—	—	—
Net cash from discontinued operations	—	—	—	—	—	—	—
Net change in cash, cash equivalents and restricted cash	(349)	(22,918)	—	1,488	—	—	(21,779)
Cash, cash equivalents and restricted cash, beginning of period	347	213,963	—	12,969	—	—	227,279
Cash, cash equivalents and restricted cash, end of period	$(2)	$191,045	$—	$14,457	$—	$—	$205,500

*Subsidiary is 100% owned guarantor of the 6.375% Notes and 6.875% Notes and is a 100% owned non-guarantor of the 6.000% Notes.
Condensed Consolidating Statements of Cash Flows - continued

	Three Months Ended March 31, 2017
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Cash flows from operating activities
Net cash from operating activities	$22,216	$110,202	$217	$(15,757)	$254	$472	$117,604
Cash flows from investing activities
Capital expenditures	(57,069)	(22,951)	—	(18)	—	—	(80,038)
Net activity with affiliates	—	(110,461)	(592)	—	—	111,053	—
Advances pursuant to development agreement	—	—	—	(35,108)	—	—	(35,108)
Other investing activities	—	44	—	—	—	—	44
Net cash from investing activities	(57,069)	(133,368)	(592)	(35,126)	—	111,053	(115,102)
Cash flows from financing activities
Borrowings under bank credit facility	256,700	—	—	—	—	—	256,700
Payments under bank credit facility	(275,063)	—	—	—	—	—	(275,063)
Debt financing costs, net	(1,889)	—	—	—	—	—	(1,889)
Net activity with affiliates	59,547	—	—	52,232	(254)	(111,525)	—
Share-based compensation activities, net	(3,826)	—	—	—	—	—	(3,826)
Other financing activities	(50)	(45)	—	—	—	—	(95)
Net cash from financing activities	35,419	(45)	—	52,232	(254)	(111,525)	(24,173)
Cash flows from discontinued operations
Cash flows from operating activities	—	—	(255)	—	—	—	(255)
Cash flows from investing activities	—	—	630	—	—	—	630
Cash flows from financing activities	—	—	—	—	—	—	—
Net cash from discontinued operations	—	—	375	—	—	—	375
Net change in cash, cash equivalents and restricted cash	566	(23,211)	—	1,349	—	—	(21,296)
Cash, cash equivalents and restricted cash, beginning of period	1,212	199,610	—	9,528	—	—	210,350
Cash, cash equivalents and restricted cash, end of period	$1,778	$176,399	$—	$10,877	$—	$—	$189,054

*Subsidiary is 100% owned guarantor of the 6.375% Notes and 6.875% Notes and is a 100% owned non-guarantor of the 6.000% Notes.